BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Feb. 29, 2020
Basis Of Presentation And Significant Accounting Policies [Abstract]
Disclosure of detailed information about foreign exchange rates used [Table Text Block]

Rand/USD

Period-end rate: R15.6734 (August 31, 2019 R14.3314)

6-month period average rate: R14.7357 (February 28, 2019 R14.4334)

CAD/USD

Period-end rate: C$1.3429 (August 31, 2019 C$1.3295)

3-month period average rate: C$1.3200 (February 28, 2019 C$1.3195)